DECONSOLIDATION OF TWO SUBSIDIARIES (Tables)	12 Months Ended
Mar. 31, 2024
Schedule of deconsolidation of assets and liabilities of subsidiaries

Amounts
Cash	$2,386
Working capital (exclude cash), net	81,773
Carrying value of net assets	84,032
Carrying value of net assets contributed to the Company (70%)	58,822
Carrying value of the noncontrolling interest	20,565
Carrying value of net assets divested by the Company	79,387
Fair value of the consideration	–
Loss on deconsolidation of a subsidiary	$(79,387)

Farvision Digital Technology Group Inc [Member]
Schedule of deconsolidation of assets and liabilities of subsidiaries

Amounts
Cash	$–
Working capital (exclude cash), net	158,178
Carrying value of net assets	158,178
Fair value of the consideration received	74,160
Loss on deconsolidation of a subsidiary	$(84,018)